Held for sale assets and liabilities	12 Months Ended
Mar. 31, 2022
Investments accounted for using equity method [abstract]
Held for sale assets and liabilities
43.	Held for sale assets and liabilities
Certain assets of the Company are classified as “Held for Sale” as they meet the criteria laid out under IFRS.
The below table outlines various assets and liabilities classifed as held for sale.

	As at March 31,
	2022		2022		2021
	(In millions)
Property, plant and equipment	US$	6.6	Rs.	498.2	Rs.	11.4
Intangible assets		—		—		2,196.6
Repossessed vehicles related to finance receivable		58.8		4,458.8		—

Total assets	US$	65.4	Rs.	4,957.0	Rs.	2,208.0